Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2019
Land Use Rights [Abstract]
Schedule of Land use rights
	As of
	December 31, 2019	December 31, 2018
Land use rights, cost	$4,410,224	$4,356,216
Less: Accumulated amortization	(547,677)	(467,460)
Land use rights, net	$3,862,547	$3,888,756

Schedule of Estimated future amortization expense
Years ending December 31,	Amortization expense
2020	$89,251
2021	89,251
2022	89,251
2023	89,251
2024	89,251
Thereafter	3,416,292
Total	$3,862,547